CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jul. 31, 2014	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2014 Series A Preferred Stock [Member] Preferred Stock [Member] Pro Forma [Member]	Jul. 31, 2014 Series A Preferred Stock [Member] Preferred Stock [Member]	Oct. 31, 2013 Series A Preferred Stock [Member] Preferred Stock [Member]	Oct. 31, 2012 Series A Preferred Stock [Member] Preferred Stock [Member]	Jul. 31, 2014 Pro Forma [Member]	Oct. 31, 2012 Convertible Debenture Due November 2016 [Member]
Patents, accumulated amortization (in Dollars)	$ 233,129
Property and equipment, accumulated depreciation (in Dollars)	47,925	45,654	2,185,525
Convertible debentures discount (in Dollars)									$ 1,743,858
Preferred stock par value (in Dollars per share)	$ 100	$ 100	$ 100	$ 100	$ 100	$ 100	$ 100	$ 100
Preferred stock, shares authorized	500,000	500,000	500,000		0			496,500
Preferred stock, shares issued	0	0	0	3,500				0
Preferred stock, shares outstanding	0	0	0			0		0
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01					$ 0.01
Common stock, shares authorized	600,000,000	600,000,000	240,000,000
Common stock, shares issued	236,822,190	209,276,745	184,979,037					219,342,190
Common stock, shares outstanding	236,822,190	209,276,745	184,979,037					219,342,190